Average Annual Total Returns{- Fidelity Freedom Blend 2065 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2065 Fund	Fidelity Freedom Blend 2065 Fund Return Before Taxes Past 1 year	Fidelity Freedom Blend 2065 Fund Return Before Taxes Since Inception		Fidelity Freedom Blend 2065 Fund After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2065 Fund After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2065 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2065 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	17.86%	18.21%	[1]	16.80%	16.91%	[1]	11.13%	13.79%	[1]	18.40%	19.75%	[1]	16.54%	17.02%	[1]

[1]	(a)From June 28, 2019